Average Annual Total Returns - Invesco Dynamic Energy Exploration and Production ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	Dynamic Energy Exploration & Production Intellidex® Index (reflects no deduction for fees, expenses or taxes) 1Year	Dynamic Energy Exploration & Production Intellidex® Index (reflects no deduction for fees, expenses or taxes) 5Years	Dynamic Energy Exploration & Production Intellidex® Index (reflects no deduction for fees, expenses or taxes) 10Years	S&P Composite 1500® Oil & Gas Exploration & Production Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P Composite 1500® Oil & Gas Exploration & Production Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P Composite 1500® Oil & Gas Exploration & Production Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Oct. 26, 2005	(36.77%)	(11.37%)	(5.47%)	(37.60%)	(12.24%)	(6.12%)	(21.52%)	(8.07%)	(3.68%)	(36.68%)	(10.92%)	(4.94%)	(35.25%)	(7.60%)	(7.39%)